Related parties (Details 2) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 1,580	SFr 3,131
Other unconsolidated SPEs
Activity in loans to related parties
Liabilities due to Group's own pension funds	80	80
Bank
Activity in loans to related parties
Liabilities due to Group's own pension funds	SFr 1,580	SFr 3,131